SCHEDULE OF EQUITY METHOD INVESTMENTS (Details)	Dec. 31, 2022 USD ($)
Carrying value	$ 8,232
Equity Method Investments [Member]
Carrying value	8,232
Qingdao Taoping IoT Co Ltd [Member] | Equity Method Investments [Member]
Carrying value
Ownership percentage	47.00%
Yunnan Taoping IoT Co Ltd [Member] | Equity Method Investments [Member]
Carrying value
Ownership percentage	40.00%
Jiangsu Taoping IoT Technology Co Ltd [Member] | Equity Method Investments [Member]
Carrying value
Ownership percentage	25.00%
Jiangsu Taoping New Media Co Ltd [Member] | Equity Method Investments [Member]
Carrying value	$ 8,232
Ownership percentage	21.00%